RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2025
Risk Management [Abstract]
Disclosure Of Detailed Information About Currency Risk	The balances included the following:

	As of June 30, 2025	As of June 30, 2024
USD-denominated net liabilities	(84,031)	(12,104)
GBP-denominated net assets	6,390	2,262

Based on the sensitivity analyses performed, movements in USD and GBP exchange rates to EUR by 10% would result on average in the following gains or losses to the Group’s net profit (loss):

	Six months ended June 30,
	2025	2024
USD	8,488	1,259
GBP	742	232

Schedule of Amounts Related to Cash Flow Hedge
The amounts relating to the CCIRS designated as a cash flow hedge as of June 30, 2025 were as follows:

	June 30 2025,
	Nominal amount	Carrying Amount of Asset (Liability)	Line item in the Statement of Financial Position where the hedging instrument is included
CCIRS	75,000	(3,018)	Derivative Financial Instrument

	Three Months Ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Changes in the value of the hedging instrument recognised in OCI (net of related tax)	(2,669)	—	(2,669)	—
Hedge ineffectiveness recognised in profit or loss	11	—	11	—
Amount reclassified from hedging reserve to profit or loss (net of related tax)	2,024	—	2,024	—

Summary of Credit Risk Exposure
Credit risk arises from cash and cash equivalents and trade and other receivables. The exposure as of the reporting date was as follows:

	As of June 30, 2025	As of December 31, 2024
Trade and other receivables (excluding prepayments )	19,466	19,429
Cash and cash equivalents	18,667	13,729
	38,133	33,158

Summary of Aging of Trade Receivables
The aging of trade receivables that are past due but not impaired is shown below:

	As of June 30, 2025	As of December 31, 2024
1-30 days past due	4,297	3,985
31-60 days past due	900	1,610
61-90 days past due	378	751
More than 90 days past due	972	737
	6,547	7,083

Summary of Activity in the Credit Loss Allowance
The activity in the credit loss allowance was as follows:

	Three Months Ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Balance at the beginning of the period	1,971	1,683	1,664	1,757
Movements in credit loss allowance	87	666	344	626
Write offs	(11)	(204)	(52)	(204)
Translation effect	129	(57)	220	(91)
Balance at the end of the period	2,176	2,088	2,176	2,088

Disclosure of Maturity Profile for Financial Liabilities
The following table summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Trade and other payables due in less than 1 year equal their carrying values as the impact of discounting is insignificant.

	Less than 1 year	Between 1 and 2 years	More than 2 years	TOTAL
As of June 30, 2025
Non-derivative financial instruments
Deferred payables	—	439	—	439
Contingent consideration (1)	40,000	9,196	—	49,196
Borrowings and interest(2)	21,813	16,581	72,308	110,702
Trade and other payables(3)	5,677	—	—	5,677
Lease liability	1,541	1,375	3,259	6,175
	69,031	27,591	75,567	172,189
Derivative financial instruments
Cross-currency interest rate swap used for hedging:
Outflow	14,803	14,273	52,898	81,974
Inflow	(15,604)	(14,818)	(51,596)	(82,018)
	(801)	(545)	1,302	(44)
As of December 31, 2024
Non-derivative financial instruments
Deferred consideration	11,487	—	—	11,487
Borrowings and interest(2)	5,165	4,804	16,612	26,581
Lease liability	1,213	1,188	3,571	5,972
Trade and other payables(3)	5,028	—	—	5,028
	22,893	5,992	20,183	49,068
(1) See Note 5 for settlement of the contingent consideration.
(2) The amounts above include contractual interest obligations for floating rate borrowings as at the end of each period based on the amortization schedule for such borrowings and the interest rate for the period.
(3) The amounts above include trade payables, accrued general expenses and other financial liabilities.